REGULATORY FRAMEWORK (Details)	12 Months Ended
Dec. 31, 2021
Nucleo | License agreement for STMC and PCS, installation and provision of Internet and Data
Regulatory framework
Renewable term of license	5 years
Tuves Paraguay
Regulatory framework
Renewable term of license	5 years